Commitments and Contingencies	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies
Commitments and Contingencies
24.	Commitments and Contingencies
(a)	Commitments

As of December 31, 2021, future minimum payment for server and bandwidth service fee commitments, capital commitments, royalties and other expenditures commitments related to licensed contents, including the royalties and minimum marketing expenditure commitment for the games licensed by Blizzard, as well as other commitments related to office machines and services purchases, were as follows (in thousands):

	Server and		Royalties and
	Bandwidth		Expenditure for	Office Machines
	Service Fee	Capital	Licensed Content	and Other
	Commitments	Commitments	Commitments	Commitments	Total
	RMB	RMB	RMB	RMB	RMB
2022	567,587	1,351,873	2,137,667	267,365	4,324,492
2023	443,086	974,206	1,410,615	41,017	2,868,924
2024	333,939	28,612	2,542	13,214	378,307
2025	131,968	75,151	242	178	207,539
Beyond 2025	153,778	—	859,154	—	1,012,932
	1,630,358	2,429,842	4,410,220	321,774	8,792,194

(b)	Litigation

Overview

From time to time, the Group is involved in claims and legal proceedings that arise in the ordinary course of business. Based on currently available information, management does not believe that the ultimate outcome of these unresolved matters, individually and in the aggregate, is reasonably possible to have a material adverse effect on the Group’s financial position, results of operations or cash flows. However, litigation is subject to inherent uncertainties and the Group’s view of these matters may change in the future. Were an unfavorable outcome to occur, there exists the possibility of a material adverse impact on the Group’s financial position, results of operations or cash flows for the period in which the unfavorable outcome occurs, and potentially in future periods. The Group records a liability when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. The Group reviews the need for any such liability on a regular basis. The Group has not recorded any material liabilities in this regard as of December 31, 2020 and 2021.

Litigation

In April 2018, PUBG Corporation and PUBG Santa Monica, Inc. (collectively “PUBG”), filed a lawsuit against defendants NetEase, Inc., NetEase Information Technology Corp. and NetEase (Hong Kong) Limited in the U.S. District Court for the Northern District of California. PUBG subsequently dropped all claims against NetEase (Hong Kong) Limited, and added Hong Kong NetEase Interactive Entertainment Limited to the lawsuit. PUBG’s complaint generally alleged that two of the Group’s mobile games, Rules of Survival and Knives Out, infringed PUBG’s copyrights and trade dress in their competing game, Player Unknown’s Battlegrounds. On March 11, 2019, the Group entered into a settlement agreement with PUBG, and the lawsuit was dismissed. On October 15, 2019, PUBG filed a second lawsuit against the same NetEase defendants, also in the U.S. District Court for the Northern District of California, claiming the Group had allegedly breached the settlement agreement. On March 3, 2020, the court dismissed PUBG’s new lawsuit, without prejudice, for lack of subject matter jurisdiction. On March 4, 2020, the Group initiated a declaratory judgment action against PUBG in the Superior Court of California for the County of San Mateo, requesting a declaration that the Group had not breached the settlement agreement. On March 13, 2020, PUBG filed a cross claim, realleging that the Group breached the settlement agreement. As of the date of this report, the litigation remains ongoing and the court has not yet set a trial date.